Summary of Significant Accounting Policies - Schedule of Estimate Useful Life of Assets (Details) (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Leasehold Improvement [Member]
Leasehold Improvement, Furniture and Equipment useful life, description		Shorter of the lease term or estimated useful life	Shorter of the lease term or estimated useful life
Furniture and Education Equipment [Member]
Leasehold Improvement, Furniture and Equipment useful life		5 years	5 years
Computer Equipment and Software [Member]
Leasehold Improvement, Furniture and Equipment useful life		5 years	5 years
Zhongdehui (SZ) Development Co., Limited [Member] | Leasehold Improvement [Member]
Leasehold Improvement, Furniture and Equipment useful life, description	Shorter of the lease term or estimated useful life
Zhongdehui (SZ) Development Co., Limited [Member] | Furniture and Education Equipment [Member]
Leasehold Improvement, Furniture and Equipment useful life	5 years
Zhongdehui (SZ) Development Co., Limited [Member] | Computer Equipment and Software [Member]
Leasehold Improvement, Furniture and Equipment useful life	5 years